Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 186,356	$ 25,531	¥ 211,651	¥ 260,269
Cost of revenues		(95,061)	(13,023)	(94,143)	(112,390)
Gross profit		91,295	12,508	117,508	147,879
Sales and marketing expenses		(41,269)	(5,654)	(40,743)	(34,565)
General and administrative expenses		(22,575)	(3,093)	(23,592)	(24,321)
Research and development expenses		(12,794)	(1,753)	(11,901)	(13,424)
Reversal (allowance) for credit losses		1,782	244	3,714	(9,735)
Total operating expenses		(74,856)	(10,256)	(72,522)	(82,045)
Operating income		16,439	2,252	44,986	65,834
Other income (expenses):
Other income		692	95	433	650
Other expenses		(337)	(45)	(199)	(100)
Interest income		231	32	312	114
Interest expense		(4,043)	(554)	(4,423)	(2,839)
Unrealized foreign exchange gain		679	93
Government subsidy		733	100	2,653	255
Total other expenses, net		(2,045)	(279)	(1,224)	(1,920)
Income before income taxes		14,394	1,973	43,762	63,914
Income tax expenses		(924)	(127)	(6,253)	(8,172)
Net income		13,470	1,846	37,509	55,742
Net income attributable to noncontrolling interests		(2,159)	(296)	(6,052)	(9,007)
Net income attributable to the Zhengye Biotechnology Holding Limited’s shareholders		11,311	1,550	31,457	46,735
Comprehensive income
Net income		13,470	1,846	37,509	55,742
Net income attributable to noncontrolling interests		(2,159)	(296)	(6,052)	(9,007)
Other comprehensive income
Foreign currency translation adjustment		3
Total comprehensive income		13,473	1,846	37,509	55,742
Less: total comprehensive income attributable to non-controlling interest		(2,159)	(296)	(6,052)	(9,007)
Total comprehensive income attributable to the Zhengye Biotechnology Holding Limited’s shareholders		¥ 11,314	$ 1,550	¥ 31,457	¥ 46,735
Earnings per share:
Ordinary shares – basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.25	$ 0.03	¥ 0.69	¥ 1.02
Ordinary shares – diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.25	$ 0.03	¥ 0.69	¥ 1.02
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares – basic (in Shares)	[1]	45,666,376	45,666,376	45,666,376	45,666,376
Ordinary shares – diluted (in Shares)	[1]	45,666,376	45,666,376	45,666,376	45,666,376

[1]	Retroactively adjusted for effect of a 4-for-1 forward split on June 6, 2024.